Summary of significant accounting policies (Details 5) R$ in Thousands	Dec. 31, 2017 BRL (R$)
IAS 39 | Cash and banks
Disclosure of financial assets
Assets at amortized cost	R$ 1,428,766
IAS 39 | Financial investments in Brazil
Disclosure of financial assets
Assets at fair value through profit or loss	1,706,784
IAS 39 | Financial investments abroad
Disclosure of financial assets
Assets at fair value through profit or loss	639,543
IAS 39 | Cash and cash equivalents
Disclosure of financial assets
Assets at fair value through other comprehensive income	3,775,093
IAS 39 | LFT's and LF's
Disclosure of financial assets
Assets at fair value through profit or loss	1,816,889
IAS 39 | Time deposit investments
Disclosure of financial assets
Assets at amortized cost	440,616
IAS 39 | Time deposit investments
Disclosure of financial assets
Assets at fair value through profit or loss	15,764
IAS 39 | Other
Disclosure of financial assets
Assets at fair value through profit or loss	39,739
IAS 39 | Financial investments
Disclosure of financial assets
Book value financial assets	2,313,008
IAS 39 | Trade accounts receivable
Disclosure of financial assets
Assets at amortized cost	3,244,851
IAS 39 | Trade accounts receivable
Disclosure of financial assets
Assets at fair value through other comprehensive income	73,841
IAS 39 | Derivatives
Disclosure of financial assets
Assets at fair value through profit or loss	74,378
IFRS 9 | Cash and banks
Disclosure of financial assets
Assets at amortized cost	1,428,766
IFRS 9 | Financial investments in Brazil
Disclosure of financial assets
Assets at fair value through profit or loss	1,706,784
IFRS 9 | Financial investments abroad
Disclosure of financial assets
Assets at fair value through profit or loss	639,543
IFRS 9 | Cash and cash equivalents
Disclosure of financial assets
Assets at fair value through other comprehensive income	3,775,093
IFRS 9 | LFT's and LF's
Disclosure of financial assets
Assets at fair value through profit or loss	1,816,889
IFRS 9 | Time deposit investments
Disclosure of financial assets
Assets at amortized cost	440,616
IFRS 9 | Time deposit investments
Disclosure of financial assets
Assets at fair value through profit or loss	15,764
IFRS 9 | Other
Disclosure of financial assets
Assets at fair value through profit or loss	39,739
IFRS 9 | Financial investments
Disclosure of financial assets
Book value financial assets	2,313,008
IFRS 9 | Trade accounts receivable
Disclosure of financial assets
Assets at amortized cost	3,235,463
IFRS 9 | Trade accounts receivable
Disclosure of financial assets
Assets at fair value through other comprehensive income	73,240
IFRS 9 | Derivatives
Disclosure of financial assets
Assets at fair value through profit or loss	R$ 74,378